Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (12,595)	$ (7,217)	$ (49,847)	$ (18,242)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	1,661	1,299	5,503	4,311
Stock-based compensation	5,858	99	17,909	1,079
Loss on warranty liability		9
(Gain) on puttable option liabilities			(1)	(163)
Change in fair value of contingent consideration				(1,855)
(Gain) on contingent shares issuance liabilities	(3,452)		(4,237)
Bad debt expense	22		85	200
Paid-in kind interest on long-term debt	20	760	2,577	2,815
Amortization of debt issuance costs and issuance discount	28	353	2,668	1,273
Income tax benefit	(343)
Change in assets and liabilities, net of acquisitions
Accounts receivable, net of allowance	972	660	1,739	(923)
Prepaid expense and other current assets	(844)	136	(395)	15
Inventory	(27)
Deposits and other non-current assets	(1,075)		(238)	43
Accounts payable	77	(742)	(1,062)	795
Accrued expenses and other liabilities	1,922	709	2,513	(9)
Deferred revenues	(114)	(12)	210	(105)
Net cash used in operating activities	(7,890)	(3,946)	(22,576)	(10,766)
Cash flows from investing activities:
Capitalization of software development costs	(1,048)	(1,058)	(4,309)	(3,880)
Purchase of property and equipment	(525)	(930)	(2,221)	(1,353)
Acquisition of business, net of cash	(91,478)
Net cash used in investing activities	(93,051)	(1,988)	(6,530)	(5,233)
Cash flows from financing activities:
Principal payments under capital lease obligations		(26)	(75)	(134)
Repayment of long-term debt			(88,345)
Issuance of contingently redeemable preferred stock		7,294	10,938	3,798
Proceeds from long-term debt, net of discount	83,219		5,960	12,867
Exercise of stock options and warrants			98	20
Stock repurchases from employees for tax withholdings			(11,883)
Liquidation of preferred stock (Series H, I and J)			(63,176)
Proceeds from merger and recapitalization, net of transaction costs			209,802
Proceeds from Related-party – Unsecured subordinated promissory note, net of unamortized discount	11,500
Net cash provided by financing activities	94,719	7,268	63,319	16,551
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(6,222)	1,334	34,213	552
Cash and cash equivalents at beginning of the period	38,754	4,541	4,541	3,989
Cash and cash equivalents at end of the period	32,532	32,532	38,754	4,541
Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	9	1	31	15
Cash paid during the period for interest	126	1,712	7,109	6,335
Supplemental schedule of non-cash investing and financing transactions:
Common stock issued as consideration for business acquisition (Access Physicians)	92,772
Accretion of contingently redeemable preferred stock		1,495	96,974	5,514
Assets acquired under capital lease arrangements		26	26	110
Purchase of property and equipment reflected in accounts payable and accruals at the period end		15	513	15
Redemption of Series H preferred stock through issuance of common stock			106,642
Exercise of stock options			26,597
Exercise of warrants			$ 11,765